POSTRETIREMENT BENEFITS - PENSION (Expected Cash Flows Pension) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Aug. 31, 2013
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions 2014	$ 60
2014	174
2015	165
2016	166
2017	166
2018	167
2019-2023	817
Outside the U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions 2014	10
2014	20
2015	15
2016	17
2017	17
2018	18
2019-2023	$ 87